Shareholder Report, Average Annual Return (Details)	12 Months Ended		33 Months Ended	60 Months Ended	92 Months Ended		120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 [5]	Dec. 31, 2024 [6]	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
Oberweis Micro-Cap Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBMCX
Average Annual Return, Percent	22.87%			21.07%			16.78%
Oberweis Micro-Cap Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OMCIX
Average Annual Return, Percent	23.16%			21.39%	16.88%	[1]
Oberweis Small-Cap Opportunities Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBSOX
Average Annual Return, Percent	16.14%			17.84%			14.09%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBSIX
Average Annual Return, Percent	16.40%			18.12%	15.36%	[2]
Oberweis Global Opportunities Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBEGX
Average Annual Return, Percent	10.72%			10.16%			8.14%
Oberweis Global Opportunities Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBGIX
Average Annual Return, Percent	11.01%			10.44%	8.08%	[3]
Oberweis China Opportunities Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBCHX
Average Annual Return, Percent	7.29%			(1.65%)			2.48%
Oberweis China Opportunities Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OCHIX
Average Annual Return, Percent	7.61%			(1.41%)	3.01%	[4]
Oberweis International Opportunities Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBIOX
Average Annual Return, Percent	7.54%			3.26%			5.24%
Oberweis International Opportunities Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBIIX
Average Annual Return, Percent	7.70%	8.41%
Oberweis Focused International Growth Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OFIGX
Average Annual Return, Percent	11.79%		0.25%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%	14.45%	[1],[2]	13.10%
Russell Microcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap Growth Index
Average Annual Return, Percent	21.91%			5.72%	6.07%	[1]	5.30%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	15.15%			6.86%	8.34%	[2]	8.09%
MSCI ACWI Small-Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small-Cap Index
Average Annual Return, Percent	7.66%			6.68%	7.07%	[3]	7.26%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.82%	4.93%	4.08%	4.73%	5.49%	[3]	5.20%
MSCI China Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Net Index
Average Annual Return, Percent	19.42%			(3.44%)	1.46%	[4]	1.88%
MSCI World ex-US Small Cap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-US Small Cap Growth Index
Average Annual Return, Percent	2.57%	3.92%		2.06%			5.67%

[1]	Since the inception of OMCIX on May 1, 2017.
[2]	Since the inception of OBSIX on May 1, 2017.
[3]	Since the inception of OBGIX on May 1, 2017.
[4]	Since the inception of OCHIX on May 1, 2017.
[5]	Since the inception of OBIIX on December 22, 2023.
[6]	Since the inception of OFIGX on April 1, 2022.